Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

December 30, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:  Transamerica Funds (the “Registrant”)

1933 Act File No.:   033-02659
1940 Act File No.:   811-04556
Registration Statement on Form N-14 (File Nos. 333-177942)

Dear Sir or Madam:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the combined Information Statement/Prospectus and Statement of Additional Information, each dated December 14, 2011, for the Registrant otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of Information Statement/Prospectus and Statement of Additional Information filed electronically with the Securities and Exchange Commission on Form N-14 on December 23, 2011 via EDGAR (SEC Accession No. 0001193125-11-351868).

Any comments or questions on this filing should be directed to the undersigned at (727) 299-1836.

Very truly yours,

/s/ Tanya L. Goins

Tanya L. Goins

Senior Counsel